PRC statutory reserves (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory Reserve Fund
Statutory reserve	$ 2,452,000	$ 3,174,000	$ 3,174,000
Minimum Registered capital percentage	25.00%
Registered capital percentage	50.00%
Net income statutory reserve fund	10.00%
Statutory Staff Welfare Fund
Statutory reserve	$ 12,000	12,000
Enterprise Expansion Fund
Statutory reserve	$ 408,000	$ 408,000
Minimum Registered capital percentage	25.00%